O'Shaughnessy Small Cap Value Fund
O'Shaughnessy Small Cap Value Fund
Investment Objective
The O’Shaughnessy Small Cap Value Fund’s (the “Small Cap Fund”) investment objective is to seek long-term capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	O'Shaughnessy Small Cap Value Fund Class I
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	O'Shaughnessy Small Cap Value Fund Class I
Management Fees	0.85%
Other Expenses	0.69%	[1]
Shareholder Servicing Plan Fees	0.25%
Total Annual Fund Operating Expenses	1.79%
Less: Fee Waiver and Expense Reimbursement	(0.80%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.99%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	O'Shaughnessy Asset Management, LLC (the "Adviser") has agreed to pay for all operating expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) incurred by the Small Cap Fund to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund to 0.99% of the average daily net assets of the Class I shares through at least November 27, 2017 (the "expense limitation"). The expense limitation may be discontinued at any time after November 27, 2017. The Adviser may not recoup amounts subject to the expense limitation in future periods.

Example
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years
O'Shaughnessy Small Cap Value Fund | Class I | USD ($)	101	485

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund has not yet begun operations, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies of the Fund
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of common stocks of small cap companies.  Under current market conditions, the Adviser defines a small cap company as a company with a market capitalization range (at time of initial purchase or rebalance) of those that are included in the Russell 2000 Value® Index (which consists of companies with capitalizations from approximately $13 million up to approximately $5.3 billion as of February 25, 2016).  The Fund may from time to time emphasize investment in certain sectors of the market.

The Adviser employs a bottom-up, quantitative, factor-based approach for security selection based on research and analysis of historical data.  The Adviser screens for companies within the market capitalization range.  The Adviser then screens securities for companies that are priced cheaply relative to their fundamentals, such as sales, earnings and cash flows.  In selecting securities, the Adviser evaluates factors that may include, but are not limited to:  avoiding names with recent poor price momentum, companies with strong financial strength, conservative earnings reporting (earnings quality) and strong earnings growth.  The Adviser may eliminate or substitute factors at its discretion.  Portfolio securities may be sold generally upon periodic rebalancings of the Small Cap Fund’s portfolio.  The Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.

The Small Cap Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or the MSCI Frontier Markets Index. The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e. American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) whose common stock is not itself listed on a U.S. exchange.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Small Cap Fund.  The following principal risks could affect the value of your investment:

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Market Risk and Equity Risk. The market value of securities owned by the Fund may decline.  Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.

●	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

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Small-Sized Company Risk.  Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies. Additionally, due to the lower amount of trading volume associated with small cap companies, there is a risk of occasional trading challenges due to liquidity issues. Liquidity issues can negatively affect performance by increasing the costs associated with trading in and out of positions.

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Foreign Securities Risk.  The risks of investing in the securities of foreign issuers, including depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

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Emerging Markets Risk.  There is an increased risk of price volatility associated with emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

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Frontier Markets Risk.  There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

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Depositary Receipt Risk.  The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

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Value Style Investing Risk.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

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Sector Risk.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

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New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

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Investment Company Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

Performance
When the Small Cap Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available by calling 1-877-291-7827 or by visiting www.osfunds.com.